BALANCE SHEETS (Parenthetical)	Dec. 31, 2016 ₪ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 ₪ / shares shares
Preferred Stock, Par or Stated Value Per Share | (per share)	₪ 0.01	$ 0.01	₪ 0.01
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, Shares Issued	3,333,471	3,333,471	3,096,195
Preferred Stock, Shares Outstanding	3,333,471	3,333,471	3,096,195
Common Stock, Par or Stated Value Per Share | ₪ / shares	₪ 0.01		₪ 0.01
Common Stock, Shares Authorized	990,000,000	990,000,000	990,000,000
Common Stock, Shares, Issued	63,577,734	63,577,734	58,955,900
Common Stock, Shares, Outstanding	63,577,734	63,577,734	58,955,900